Supplement dated December 12, 2014
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated November 18, 2014

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

PRINCIPAL LIFETIME 2020 ACCOUNT
PRINCIPAL LIFETIME 2030 ACCOUNT
PRINCIPAL LIFETIME 2040 ACCOUNT
PRINCIPAL LIFETIME 2050 ACCOUNT

Under the Sub-Advisor(s) and Portfolio Manager(s) heading, delete references to Dirk Laschanzky.

MANAGEMENT OF THE FUNDS

Delete all references to Dirk Laschanzky.